Fair Value	6 Months Ended
Jun. 30, 2024
Fair Value [Abstract]
FAIR VALUE

6. FAIR VALUE

The Group uses the fair value hierarchy discussed in note 2 of the consolidated financial statements for the year ended December 31, 2023 for determining and disclosing the fair value of financial instruments by valuation techniques.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement of the asset or liability. The Group’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and the Group considers factors specific to the asset or liability.

In order to determine if a market is active or inactive for a security, the Group considers a number of factors, including, but not limited to, the spread between what a seller is asking for a security and what a buyer is bidding for the same security, the volume of trading activity for the security in question, the price of the security compared to its par value (for fixed maturity investments), and other factors that may be indicative of market activity.

	June 30, 2024
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for sale-securities:
Foreign governments	6,219	21,532	-	27,751
Corporate bonds	430,870	394,143	-	825,013
Total	437,089	415,675	-	852,764
Equity securities	28,809	-	-	28,809
Other Investments	-	12,122	-	12,122
Fair value option:
Equity-method investments measured at fair value	-	-	3,069	3,069
	465,898	427,797	3,069	896,764

Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	5,430	5,430

During 2024, corporate and foreign governments bonds available-for-sale amounting to USD 58,383 thousand and USD 2,280 thousand, respectively, were transferred from level 1 to level 2 as at June 30, 2024. In addition, corporate bonds available-for-sale amounting to USD 165,250 thousand were transferred from level 2 to level 1 as at June 30, 2024. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value
	USD ’000	USD ’000	USD ’000	USD ’000
Assets measured at fair value:
Fixed maturity available-for-sale securities:
Foreign governments	2,915	9,484	-	12,399
Corporate bonds	240,716	512,475	-	753,191
Total	243,631	521,959	-	765,590

Equity securities	26,208	-	-	26,208
Other Investments	-	11,060	-	11,060
Fair value option:
Equity-method investments measured at fair value	-	-	3,522	3,522
	269,839	533,019	3,522	806,380
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	-	-	17,290	17,290

The following table presents a reconciliation of the beginning and ending balances for all financial assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the six months ended June 30, 2024 and year ended December 31, 2023:

	Equity Securities	Equity- method investees	Derivative financial liabilities (Earnout Shares)
	USD ’000	USD ’000	USD ’000
Six Months Ended June 30, 2024
Balance at beginning of period	-	3,522	(17,290)
Change in fair value included in earnings	-	(453)	(3,228)
Vesting of Earnout Shares	-	-	15,088
Balance at end of period	-	3,069	(5,430)
Year Ended December 31, 2023
Balance at beginning of year	7,364	4,907	(13,800)
Change in fair value included in earnings	(374)	(1,385)	(20,970)
Vesting of Earnout Shares	-	-	17,480
Transfer in and/or out of Level 3	(6,990)	-	-
Balance at end of year	-	3,522	(17,290)

There are no active markets for the equity-method investments measured at fair value.

Financial Instruments Disclosed, But Not Carried, At Fair Value:

The Company uses various financial instruments in the normal course of its business. The carrying values of cash and cash equivalents, term deposits, short-term investments, accrued investment income, certain other assets and certain other liabilities not included herein approximated their fair values at June 30, 2024, due to their respective short maturities.